Statements of Income (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES:
Self-storage rental income	$ 413,796	$ 441,518	$ 834,289	$ 861,852
Ancillary operating revenue	40,018	31,403	75,436	64,395
Interest and other income	42	76	99	158
TOTAL	453,856	472,997	909,824	926,405
EXPENSES:
Depreciation	5,096	4,030	6,853	7,452
Operating	161,215	180,208	327,238	331,376
General and administrative	56,158	44,995	154,713	142,069
General partners' incentive management fee	23,659	19,869	37,912	43,887
Property management fee	22,240	22,152	45,120	44,350
Total	268,368	271,254	571,836	569,134
INCOME BEFORE EQUITY IN INCOME OF REAL ESTATE JOINT VENTURE:	185,488	201,743	337,988	357,271
EQUITY IN INCOME OF REAL ESTATE JOINT VENTURE:	(12,974)	(15,447)	(30,048)	(34,451)
NET INCOME	198,462	217,190	368,036	391,722
AGGREGATE INCOME ALLOCATED TO:
General partners	1,985	2,172	3,680	3,917
Limited partners	196,477	215,018	364,356	387,805
TOTAL	$ 198,462	$ 217,190	$ 368,036	$ 391,722
Weighted average limited partnership units outstanding	24,000	24,000	24,000	24,000
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 8.19	$ 8.96	$ 15.18	$ 16.16